Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Summary of Inventories Net
Inventories as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023				December 31, 2024
	Acquisition cost		Valuation allowance	Carrying amount	Acquisition cost	Valuation allowance	Carrying amount
Merchandise	￦	981,127	(102,215)	878,912	1,005,606	(99,517)	906,089
Others		109,439	—	109,439	149,106	(524)	148,582

Total	￦	1,090,566	(102,215)	988,351	1,154,712	(100,041)	1,054,671